Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Barclays PLC (the Parent company)	Barclays PLC (the Parent company)
Total income
Dividend received from subsidiaries
Dividends received from subsidiaries of £3,087m (2023: £2,818m, 2022: £2,797m) relates to dividends received from Barclays
Execution Services Limited £115m, Barclays Principal Investments Limited £215m, Barclays Bank UK PLC £975m and Barclays Bank
PLC £1,782m.
Other income
Other income of £1,183m (2023: £1,174m, 2022: £(654)m expense) includes £990m (2023: £985m, 2022: £905m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC-issued AT1 securities, net fee and commission income from subsidiaries £135m (2023: £139m, 2022: £114m) and foreign exchange and fair value gains of £58m (2023: £50m, 2022:
£(1,673)m loss).
Total assets and liabilities
Investment in subsidiaries
The investment in subsidiaries of £63,315m (2023: £64,461m) predominantly relates to investments in the ordinary shares of Barclays
Bank PLC of £36,340m (2023: £36,340m) and their AT1 securities of £9,616m (2023: £10,757m), as well as investments in the ordinary shares of Barclays Bank UK PLC of £14,245m (2023: £14,245m) and their AT1 securities of £2,435m (2023: £2,439m).  The decrease of
£1,146m during the year resulted from net redemptions of AT1 holdings.
Impairment in subsidiaries
At the end of each reporting period an impairment review is undertaken in respect of investment in the ordinary shares of subsidiaries.
Where impairment may be indicated a test of the carrying value against the recoverable value is performed; impairment being indicated
where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast profits based on financial budgets approved by management, covering a five year period as an approximation of future cash flows discounted using a pre-tax discount rate appropriate to the subsidiary being tested. A terminal growth rate has then been applied to the cash flows thereafter which is based upon expectations of future inflation rates. The 2024 review did not identify any subsidiaries with indicators of impairment.
Loans and advances to subsidiaries
During the year, loans and advances to subsidiaries decreased by £519m to £18,407m (2023: £18,926m). The decrease was largely due to maturities of £416m intra-group loans to Barclays PLC subsidiaries and £172m Nostro positions.This was partially offset by the share allotment receipts in relation to employee share schemes of £104m.
Subordinated liabilities and debt securities in issue
During the year, subordinated liabilities decreased to £9,706m (2023: £10,018m) due to the maturity of USD 487m of Tier 2 Notes.
Debt securities in issue of £16,337m (2023: £18,308m) have reduced during the year primarily due to redemption of £1,200m Fixed
Rate Senior Notes and EUR 750m Fixed Rate Senior Notes.
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £42,324m (2023: £31,832m) primarily included new senior issuances of £11,632m during the year with principal amounts of EUR 3,250m Fixed Rate Resetting Senior Callable Notes, EUR 750m Floating Rate Senior Notes,
£1,000m Fixed-to-Floating Rate Senior Callable Notes and USD 8,250m Floating Rate Senior Notes. Barclays PLC also issued £1,788m of Subordinated Debt in the year with principal amounts of EUR 1,500m of Fixed-to-Floating Rate Resetting Subordinated Callable
Notes, AUD 500m of Fixed-to-Floating Subordinated Callable Notes and AUD 500m of Floating Subordinated Callable Notes. The
proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £44,435m (2023: £35,787m). The effect of changes in the liabilities at fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement. The difference between the financial liabilities carrying amount and the contractual amount on maturity is
£195m (2023: £1,838m).
Derivative financial instruments
During the year derivative financial liabilities decreased by £57m to £654m (2023: £711m). This is primarily driven by the gain in derivatives due to a mark to market movement.
Total equity
Called up share capital and share premium
Called up share capital and share premium of Barclays PLC is £4,186m (2023: £4,288m). The decrease in the year is primarily due to
818m shares repurchased with a total nominal value of £205m. This decrease was partially offset by shares issued under employee share schemes.
Other equity instruments
Other equity instruments of £12,033m (2023: £13,198m) comprises AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. During the year there were two AT1 issuances with principal amounts totalling £1,604m (£1,250m and SGD 600m)
and redemptions with principal amounts totalling £2,765m (USD 2,000m and £1,250m). For further details, please refer to Note 27.
The Parent company financials on pages 362 to 364 form part of this note.